Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment

Property and equipment consists of the following:

	December 31,
	2013	2014
	RMB	RMB
Computer equipment	14,869,429	27,703,983
Office equipment and furniture	2,473,596	2,903,971
Motor vehicles	616,649	1,989,323
Leasehold improvements	13,967,382	5,149,963

Total property and equipment	31,927,056	37,747,240
Less: accumulated depreciation	(22,712,318)	(20,895,704)

Property and equipment, net	9,214,738	16,851,536